Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 19, 2021	Jun. 17, 2021	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Aug. 13, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit interests, percent		50.00%
Unrecognized compensation expense			$ 41.3		$ 41.3
Expected period for recognition					2 years
Profit Interest 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit interests amount		$ 3.2
Profits interest, threshold price (in dollars per share)		$ 12.0
Weighted average grant date profit interests fair value (in dollars per share)		$ 8.03
Profit Interest 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit interests amount		$ 2.0
Profits interest, threshold price (in dollars per share)		$ 14.0
Weighted average grant date profit interests fair value (in dollars per share)		$ 6.83
Profit Interest 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit interests amount		$ 3.0
Profits interest, threshold price (in dollars per share)		$ 16.0
Weighted average grant date profit interests fair value (in dollars per share)		$ 5.74
Thomas Logan (CEO)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		3,200,000
Brian Schopfer (CFO)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		700,000
Lawrence Kingsley (Chairman of Board)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		4,200,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days for determining the value per share		20 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days for determining the value per share		30 days
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)			199,523,292		199,523,292				18,750,000
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance			19,952,329		19,952,329
2021 Omnibus Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	19,952,329			19,952,329
Common stock outstanding, ownership percentage	3.00%			3.00%
Common stock, shares outstanding (in shares)	9,976,164			9,976,164
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	4 years
Shares issued (in shares)				0		0
Shares reissued				0	144,219
Share-based compensation expense						$ 0.0	$ 0.2	$ 0.1
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period					3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period					4 years
Restricted Stock | Ordinary A shares of Mirion TopCo common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)	1,483,795
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period for recognition			3 years
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award agreement's target contingent on performance level compensation range, percentage	0.00%			0.00%
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award agreement's target contingent on performance level compensation range, percentage	100.00%			100.00%